Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Goodwill
Goodwill	¥ 4,157,111		¥ 4,241,541		$ 594,459
Impairment of goodwill	84,431	$ 12,073	0	¥ 0
Freight Forwarding Reporting Unit
Goodwill
Impairment of goodwill	84,430
Express Delivery
Goodwill
Goodwill	¥ 4,157,111		4,157,111
Freight Forwarding
Goodwill
Goodwill			¥ 84,430